Intangible Assets (Details)	6 Months Ended
	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 EUR (€)	Dec. 31, 2025 EUR (€)
Intangible Assets [Line Items]
Amortization expense	€ 244,527		€ 48,763
Impairment loss | $
Intangible assets	1,882,964			€ 2,102,151
Intangible Assets [Member]
Intangible Assets [Line Items]
Intangible assets	25,340		€ 450,962
Software SKN2 [Member]
Intangible Assets [Line Items]
Intangible assets	€ 1,378,566